Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the Partnership is providing the following information regarding the relationship between executive compensation and the Partnership’s financial performance for each of the three years in the period ended December 31, 2024. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other named executive officer (“NEO”).

The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEO, as compared to “compensation actually paid” or “CAP” and the Partnership’s financial performance for the years ended December 31, 2024, 2023, and 2022:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Total BUC Holder Return(3)	Peer Group Total Unitholder Return(3)	Net Income	Cash Available for Distribution(3)
2024	$361,485	$136,536	$300,656	$113,169	$71.34	$58.91	$21,323,333	$21,947,404
2023	400,905	431,887	334,530	360,778	104.90	66.51	54,011,696	44,137,323
2022	427,266	401,502	357,318	335,165	97.46	64.85	65,562,166	53,360,968

(1) The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Kenneth C. Rogozinski and the other NEO of the Partnership, which is Jesse A. Coury, as computed in accordance with Item 402(v) of Regulation S-K. Accordingly, these dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, in accordance with the SEC methodology set forth in Regulation S-K Item 402(v)(2)(iii)(C):

PEO SCT Total to CAP Reconciliation:

	2024	2023	2022
PEO SCT Totals	$361,485	$400,905	$427,266
Add (Subtract):
Fair value of equity awards granted during the year from the SCT	(361,485)	(400,905)	(427,266)
Fair value at year end of equity awards granted during the year	222,938	380,294	382,626
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(49,377)	(4,471)	(11,899)
Change in fair value of equity awards granted in prior years that vested during the year	(97,315)	(8,312)	(22,745)
Equity awards granted in prior years that were forfeited during the year	-	-	-
Distributions or other earnings paid on equity awards during the year	60,291	64,376	53,520
Total Equity Award Related Adjustments	(224,949)	30,982	(25,764)
CAP Totals	$136,536	$431,887	$401,502

Non-PEO NEO SCT Total to CAP Reconciliation:

	2024	2023	2022
Non-PEO NEO SCT Totals	$300,656	$334,530	$357,318
Add (Subtract):
Fair value of equity awards granted during the year from the SCT	(300,656)	(334,530)	(357,318)
Fair value at year end of equity awards granted during the year	185,423	317,331	319,986
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(41,202)	(3,739)	(11,027)
Change in fair value of equity awards granted in prior years that vested during the year	(81,292)	(7,298)	(22,395)
Equity awards granted in prior years that were forfeited during the year	-	-	-
Distributions or other earnings paid on equity awards during the year	50,241	54,484	48,600
Total Equity Award Related Adjustments	(187,487)	26,248	(22,153)
CAP Totals	$113,169	$360,778	$335,165

(2) The only non-principal executive officer NEO reflected in the tables above for each of the years presented was Jesse A. Coury. Therefore, all amounts reported as averages reflect only amounts applicable to Mr. Coury.

(3) See disclosure under “Narrative Disclosure to Pay vs. Performance Table” below for a description of how Total BUC Holder Return (“TBR”) and Peer Group Total Unitholder Return (“Peer Group TUR”) are calculated and how Cash Available for Distribution (“CAD”) is derived from the Partnership’s audited financial statements.

Company Selected Measure Name	Cash Available for Distribution
Named Executive Officers, Footnote	The only non-principal executive officer NEO reflected in the tables above for each of the years presented was Jesse A. Coury. Therefore, all amounts reported as averages reflect only amounts applicable to Mr. Coury.
Peer Group Issuers, Footnote	See disclosure under “Narrative Disclosure to Pay vs. Performance Table” below for a description of how Total BUC Holder Return (“TBR”) and Peer Group Total Unitholder Return (“Peer Group TUR”) are calculated and how Cash Available for Distribution (“CAD”) is derived from the Partnership’s audited financial statements.
PEO Total Compensation Amount	$ 361,485	$ 400,905	$ 427,266
PEO Actually Paid Compensation Amount	$ 136,536	431,887	401,502
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation:

	2024	2023	2022
PEO SCT Totals	$361,485	$400,905	$427,266
Add (Subtract):
Fair value of equity awards granted during the year from the SCT	(361,485)	(400,905)	(427,266)
Fair value at year end of equity awards granted during the year	222,938	380,294	382,626
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(49,377)	(4,471)	(11,899)
Change in fair value of equity awards granted in prior years that vested during the year	(97,315)	(8,312)	(22,745)
Equity awards granted in prior years that were forfeited during the year	-	-	-
Distributions or other earnings paid on equity awards during the year	60,291	64,376	53,520
Total Equity Award Related Adjustments	(224,949)	30,982	(25,764)
CAP Totals	$136,536	$431,887	$401,502

Non-PEO NEO Average Total Compensation Amount	$ 300,656	334,530	357,318
Non-PEO NEO Average Compensation Actually Paid Amount	$ 113,169	360,778	335,165
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO SCT Total to CAP Reconciliation:

	2024	2023	2022
Non-PEO NEO SCT Totals	$300,656	$334,530	$357,318
Add (Subtract):
Fair value of equity awards granted during the year from the SCT	(300,656)	(334,530)	(357,318)
Fair value at year end of equity awards granted during the year	185,423	317,331	319,986
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(41,202)	(3,739)	(11,027)
Change in fair value of equity awards granted in prior years that vested during the year	(81,292)	(7,298)	(22,395)
Equity awards granted in prior years that were forfeited during the year	-	-	-
Distributions or other earnings paid on equity awards during the year	50,241	54,484	48,600
Total Equity Award Related Adjustments	(187,487)	26,248	(22,153)
CAP Totals	$113,169	$360,778	$335,165

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 71.34	104.9	97.46
Peer Group Total Shareholder Return Amount	58.91	66.51	64.85
Net Income (Loss)	$ 21,323,333	$ 54,011,696	$ 65,562,166
Company Selected Measure Amount	21,947,404	44,137,323	53,360,968
PEO Name	Kenneth C. Rogozinski
Additional 402(v) Disclosure	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Kenneth C. Rogozinski and the other NEO of the Partnership, which is Jesse A. Coury, as computed in accordance with Item 402(v) of Regulation S-K. Accordingly, these dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	CAD
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Partners’ capital
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (224,949)	$ 30,982	$ (25,764)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,485)	(400,905)	(427,266)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,938	380,294	382,626
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,377)	(4,471)	(11,899)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,315)	(8,312)	(22,745)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,291	64,376	53,520
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,487)	26,248	(22,153)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,656)	(334,530)	(357,318)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,423	317,331	319,986
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,202)	(3,739)	(11,027)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,292)	(7,298)	(22,395)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 50,241	$ 54,484	$ 48,600